BASIS OF PRESENTATION AND GOING CONCERN (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Equity attributable to owners of parent	$ 12,745	$ 4,487
Negative working capital	34,040
Current legal proceedings provision	$ 22,179	$ 22,162